COMMON STOCK Stocked Based Compensation Summary (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 8,495,000	$ 8,781,000	[1]	$ 5,314,000
Income tax benefit	(3,245,000)	(3,344,000)		(2,019,000)
Net expense	5,250,000	5,437,000		3,295,000
shared based compensation for executive		$ 2,500,000

[1]	Includes a $2.5 million pre-tax charge related to a separation agreement with our former chief executive officer. See Note 17, Transactions with Affiliates, for additional information regarding the related separation agreement.